Income Taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Provision for income taxes	$ 17	$ 2,236	$ 2,039	$ (5,404)
US statutory rate	21.00%	21.00%	21.00%	21.00%
Deferred tax asset generated by book-to-tax difference				$ 3,100
Reduction in initial carrying value		$ 1,800		(1,810)
Deferred credit, Noncurrent		(1,200)		$ 1,230
Maximum
Income Tax Disclosure [Line Items]
Provision for income taxes	$ 100	$ 2,200